Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Details
Net income	$ 1,104	$ 1,122	$ 1,021	$ 1,015	$ 1,019	$ 886	$ 904	$ 704	$ 4,262	$ 3,513	$ 2,711
Weighted average common shares outstanding									3,296,462	3,286,969	3,273,151
Basic earnings per share	$ 0.33	$ 0.34	$ 0.31	$ 0.31	$ 0.31	$ 0.27	$ 0.28	$ 0.21	$ 1.29	$ 1.07	$ 0.83
Plus dilutive effect of assumed exercises of stock options									436
Weighted average common shares outstanding and potentially dilutive shares									3,296,898	3,286,969	3,273,151
Diluted earnings per share	$ 0.33	$ 0.34	$ 0.31	$ 0.31	$ 0.31	$ 0.27	$ 0.28	$ 0.21	$ 1.29	$ 1.07	$ 0.83